UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2009

Shares	Description (1)				Value
	Common Stocks – 98.2%
	Aerospace & Defense – 2.4%
91,005	Boeing Company				$3,237,958
134,874	Honeywell International Inc.				3,757,590
30,374	Lockheed Martin Corporation				2,096,717
44,051	Northrop Grumman Corporation				1,922,386
64,940	Raytheon Company				2,528,764
117,826	United Technologies Corporation				5,064,161
	Total Aerospace & Defense				18,607,576
	Air Freight & Logistics – 0.8%
120,515	United Parcel Service, Inc., Class B				5,931,748
	Airlines – 0.1%
231,521	AMR Corporation, (2)				738,552
	Automobiles – 0.2%
412,672	General Motors Corporation				800,584
37,852	Harley-Davidson, Inc.				506,838
	Total Automobiles				1,307,422
	Beverages – 2.0%
201,464	Coca-Cola Company				8,854,343
125,493	PepsiCo, Inc.				6,460,380
	Total Beverages				15,314,723
	Biotechnology – 3.9%
188,434	Amgen Inc., (2)				9,331,252
90,554	Biogen Idec Inc., (2)				4,746,841
124,134	Celgene Corporation, (2)				5,511,550
235,913	Gilead Sciences, Inc., (2)				10,927,490
	Total Biotechnology				30,517,133
	Capital Markets – 0.8%
166,167	Charles Schwab Corporation				2,575,589
42,567	Legg Mason, Inc.				676,815
22,449	UBS AG				211,694
136,190	Waddell & Reed Financial, Inc., Class A				2,460,953
	Total Capital Markets				5,925,051
	Chemicals – 1.2%
66,311	Dow Chemical Company				559,002
132,565	E.I. Du Pont de Nemours and Company				2,960,176
42,164	Eastman Chemical Company				1,129,995
72,000	Lubrizol Corporation				2,448,720
4,198	Potash Corporation of Saskatchewan				339,240
152,430	RPM International, Inc.				1,940,434
	Total Chemicals				9,377,567
	Commercial Banks – 4.0%
71,246	American Express Company				971,083
387,492	Bank of America Corporation				2,642,695
65,480	Fifth Third Bancorp.				191,202
77,753	First Horizon National Corporation				835,068
51,780	Goldman Sachs Group, Inc.				5,489,716
11,753	HSBC Holdings PLC, Sponsored ADR				331,670
4,932	Huntington BancShares Inc.				8,187
308,994	JPMorgan Chase & Co.				8,213,061
90,328	Lloyds TSB Group PLC				364,022
158,201	Morgan Stanley				3,602,237
47,104	Toronto-Dominion Bank				1,628,856
263,201	U.S. Bancorp				3,845,367
245,980	Wells Fargo & Company				3,502,755
	Total Commercial Banks				31,625,919
	Commercial Services & Supplies – 0.9%
24,168	Corporate Executive Board Company				350,436
88,588	Deluxe Corporation				853,102
57,584	Manpower Inc.				1,815,624
52,164	R.R. Donnelley & Sons Company				382,362
90,337	Resources Connection, Inc., (2)				1,362,282
100,293	Waste Management, Inc.				2,567,501
	Total Commercial Services & Supplies				7,331,307
	Communications Equipment – 6.1%
67,820	ADTRAN, Inc.				1,099,362
905,119	Cisco Systems, Inc., (2)				15,178,846
194,155	Corning Incorporated				2,576,437
55,800	Harris Corporation				1,614,852
21,465	Motorola, Inc.				90,797
550,234	QUALCOMM, Inc.				21,409,604
124,769	Research In Motion Limited, (2)				5,373,801
	Total Communications Equipment				47,343,699
	Computers & Peripherals – 8.0%
313,969	Apple, Inc., (2)				33,004,420
265,858	Dell Inc., (2)				2,520,334
233,421	EMC Corporation, (2)				2,660,999
316,255	Hewlett-Packard Company				10,139,135
110,332	International Business Machines Corporation (IBM)				10,690,067
58,526	McAfee Inc., (2)				1,960,621
88,010	Network Appliance Inc., (2)				1,306,068
	Total Computers & Peripherals				62,281,644
	Consumer Finance – 0.1%
72,637	Discover Financial Services				458,339
77,393	SLM Corporation, (2)				383,095
	Total Consumer Finance				841,434
	Containers & Packaging – 0.7%
202,483	Packaging Corp. of America				2,636,329
126,709	Sonoco Products Company				2,658,355
	Total Containers & Packaging				5,294,684
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.				575,608
	Diversified Financial Services – 0.8%
150,034	CIT Group Inc.				427,597
569,755	Citigroup Inc.				1,441,480
11,925	CME Group, Inc.				2,938,201
49,374	Eaton Vance Corporation				1,128,196
126,855	ING Groep N.V., Sponsored ADR				690,091
	Total Diversified Financial Services				6,625,565
	Diversified Telecommunication Services – 3.1%
711,379	AT&T Inc.				17,926,750
2,241	FairPoint Communications Inc.				1,748
42,575	Frontier Communications Corporation				305,689
201,694	Verizon Communications Inc.				6,091,159
24,888	Vimpel Communiations, Sponsored ADR				162,768
	Total Diversified Telecommunication Services				24,488,114
	Electric Utilities – 1.1%
42,628	Ameren Corporation				988,543
94,002	Companhia Energetica de Minas Gerais, Sponsored ADR				1,389,350
114,106	Great Plains Energy Incorporated				1,537,008
92,791	OGE Energy Corp.				2,210,282
130,697	Pepco Holdings, Inc.				1,631,099
24,935	Pinnacle West Capital Corporation				662,274
	Total Electric Utilities				8,418,556
	Electrical Equipment – 1.2%
53,777	Cooper Industries, Ltd., Class A				1,390,673
163,150	Emerson Electric Company				4,662,827
12,937	First Solar Inc., (2)				1,716,740
29,254	Hubbell Incorporated, Class B				788,688
39,845	Rockwell Automation, Inc.				870,215
	Total Electrical Equipment				9,429,143
	Electronic Equipment & Instruments – 0.4%
127,854	Gentex Corporation				1,273,426
51,356	Roper Industries Inc.				2,180,062
	Total Electronic Equipment & Instruments				3,453,488
	Energy Equipment & Services – 1.8%
45,800	Diamond Offshore Drilling, Inc.				2,878,988
37,676	ENSCO International Incorporated				994,646
193,639	Halliburton Company				2,995,595
58,578	Patterson-UTI Energy, Inc.				524,859
87,356	Schlumberger Limited				3,548,401
77,472	Tidewater Inc.				2,876,535
	Total Energy Equipment & Services				13,819,024
	Food & Staples Retailing – 2.5%
148,766	CVS Caremark Corporation				4,089,577
103,975	Kroger Co.				2,206,350
39,715	SUPERVALU INC.				567,130
78,931	Walgreen Co.				2,049,049
207,517	Wal-Mart Stores, Inc.				10,811,636
	Total Food & Staples Retailing				19,723,742
	Food Products – 1.3%
185,784	Kraft Foods Inc.				4,141,125
62,706	Monsanto Company				5,210,869
112,297	Sara Lee Corporation				907,360
	Total Food Products				10,259,354
	Gas Utilities – 1.0%
25,730	AGL Resources Inc.				682,617
149,706	Atmos Energy Corporation				3,461,203
121,756	Nicor Inc.				4,045,952
	Total Gas Utilities				8,189,772
	Health Care Equipment & Supplies – 1.5%
88,888	Baxter International, Inc.				4,552,843
36,821	Hill Rom Holdings Inc.				364,160
163,169	Hologic Inc., (2)				2,135,882
15,647	Intuitive Surgical, Inc., (2)				1,492,098
119,941	Medtronic, Inc.				3,534,661
	Total Health Care Equipment & Supplies				12,079,644
	Health Care Providers & Services – 1.4%
54,967	Aetna Inc.				1,337,347
240,584	Brookdale Senior Living Inc.				1,214,949
25,504	Coventry Health Care, Inc., (2)				330,022
76,415	Express Scripts, Inc., (2)				3,528,081
114,903	UnitedHealth Group Incorporated				2,404,920
61,191	Wellpoint Inc., (2)				2,323,422
	Total Health Care Providers & Services				11,138,741
	Hotels, Restaurants & Leisure – 1.7%
72,996	International Game Technology				673,023
5,770	Interval Leisure Group Inc., (2)				30,581
215,800	McDonald’s Corporation				11,776,206
33,137	Starwood Hotels & Resorts Worldwide, Inc.				420,840
27,900	Wynn Resorts Ltd, (2)				557,163
	Total Hotels, Restaurants & Leisure				13,457,813
	Household Durables – 0.7%
112,487	KB Home				1,482,579
185,735	Newell Rubbermaid Inc.				1,184,989
44,956	Stanley Works				1,309,119
52,780	Whirlpool Corporation				1,561,760
	Total Household Durables				5,538,447
	Household Products – 2.1%
76,161	Colgate-Palmolive Company				4,491,976
255,476	Procter & Gamble Company				12,030,365
	Total Household Products				16,522,341
	Industrial Conglomerates – 1.6%
47,619	3M Co.				2,367,617
865,861	General Electric Company				8,753,855
59,618	Genuine Parts Company				1,780,193
	Total Industrial Conglomerates				12,901,665
	Insurance – 1.0%
51,073	Allstate Corporation				978,048
172,660	American International Group, Inc.				172,660
41,263	Arthur J. Gallagher & Co.				701,471
197,780	Fidelity National Title Group Inc., Class A				3,858,688
111,992	Marsh & McLennan Companies, Inc.				2,267,838
719	Mercury General Corporation				21,354
13,952	Unitrin, Inc.				195,049
	Total Insurance				8,195,108
	Internet & Catalog Retail – 0.8%
78,326	Amazon.com, Inc., (2)				5,752,261
12,070	Hosting Site Network, Inc., (2)				62,040
34,616	IAC/InterActiveCorp., (2)				527,202
6,485	Ticketmaster Online-Citysearch, Inc., (2)				23,930
	Total Internet & Catalog Retail				6,365,433
	Internet Software & Services – 3.4%
4,867	Baidu.com, Inc., Sponsored ADR, (2)				859,512
200,021	Earthlink, Inc., (2)				1,314,138
225,778	eBay Inc., (2)				2,835,772
51,092	Google Inc., Class A, (2)				17,783,082
202,286	United Online, Inc.				902,196
209,255	Yahoo! Inc., (2)				2,680,557
	Total Internet Software & Services				26,375,257
	IT Services – 1.0%
113,774	Automatic Data Processing, Inc.				4,000,294
34,615	Fidelity National Information Services				629,993
15,558	Lender Processing Services Inc.				476,230
107,734	Paychex, Inc.				2,765,532
	Total IT Services				7,872,049
	Leisure Equipment & Products – 0.2%
87,265	Mattel, Inc.				1,006,165
15,485	Polaris Industries Inc.				331,998
	Total Leisure Equipment & Products				1,338,163
	Machinery – 1.3%
107,606	Caterpillar Inc.				3,008,664
26,501	Deere & Company				871,088
53,638	Graco Inc.				915,601
28,457	Joy Global Inc.				606,134
76,240	SPX Corporation				3,584,042
67,275	Timken Company				939,159
	Total Machinery				9,924,688
	Marine – 0.0%
31,233	Eagle Bulk Shipping Inc.				132,740
	Media – 2.2%
381,287	Comcast Corporation, Special Class A				4,907,164
101,917	New York Times, Class A				460,665
212,775	News Corporation, Class A				1,408,571
64,630	Omnicom Group, Inc.				1,512,342
233,520	Regal Entertainment Group, Class A				3,131,503
637,542	Sirius XM Radio Inc., (2)				223,140
66,890	Viacom Inc., Class B, (2)				1,162,548
208,381	Walt Disney Company				3,784,199
159,513	Warner Music Group Corporation, (2)				374,856
	Total Media				16,964,988
	Metals & Mining – 0.7%
85,534	Alcoa Inc.				627,820
285,865	Southern Copper Corporation				4,979,768
	Total Metals & Mining				5,607,588
	Multiline Retail – 1.0%
58,848	Federated Department Stores, Inc.				523,747
95,544	Nordstrom, Inc.				1,600,362
48,116	Sears Holding Corporation, (2)				2,199,382
93,177	Target Corporation				3,204,357
	Total Multiline Retail				7,527,848
	Multi-Utilities – 1.4%
226,319	Duke Energy Corporation				3,240,888
88,587	National Fuel Gas Company				2,716,963
96,274	ONEOK, Inc.				2,178,681
96,708	Public Service Enterprise Group Incorporated				2,849,985
	Total Multi-Utilities				10,986,517
	Oil, Gas & Consumable Fuels – 7.7%
192,574	Chevron Corporation				12,948,676
2,747	CNOOC Limited, Sponsored ADR				276,348
119,681	ConocoPhillips				4,686,708
63,890	Delta Petroleum Corporation, (2)				76,668
485,656	Exxon Mobil Corporation				33,073,173
16,837	Hess Corporation				912,565
48,682	Occidental Petroleum Corporation				2,709,153
5,595	PetroChina Company Limited, ADR				445,922
16,734	Royal Dutch Shell PLC, Class A, Sponsored ADR				741,316
99,339	SandRidge Energy Inc., (2)				654,644
39,133	StatoilHydro ASA, Sponsored ADR				682,480
16,860	Suncor Energy, Inc.				374,461
97,373	XTO Energy, Inc.				2,981,561
	Total Oil, Gas & Consumable Fuels				60,563,675
	Pharmaceuticals – 7.5%
166,553	Abbott Laboratories				7,944,578
236,607	Bristol-Myers Squibb Company				5,186,425
101,378	Eli Lilly and Company				3,387,039
49,600	GlaxoSmithKline PLC, Sponsored ADR				1,541,072
218,815	Johnson & Johnson				11,509,669
376,271	Merck & Co. Inc.				10,065,249
724,005	Pfizer Inc.				9,860,948
142,962	Schering-Plough Corporation				3,366,755
145,784	Wyeth				6,274,543
	Total Pharmaceuticals				59,136,278
	Real Estate Investment Trust – 0.9%
66,933	Apartment Investment & Management Company, Class A				366,793
70,937	Brandywine Realty Trust				202,170
37,509	CBL & Associates Properties Inc.				88,521
114,294	DCT Industrial Trust Inc.				362,312
27,226	Developers Diversified Realty Corporation				57,991
60,313	Health Care REIT, Inc.				1,844,975
89,707	Lexington Corporate Properties Trust				213,503
50,066	Liberty Property Trust				948,250
112,648	Nationwide Health Properties, Inc.				2,499,659
136,993	U-Store-It Trust				276,726
	Total Real Estate Investment Trust				6,860,900
	Road & Rail – 0.3%
51,470	Union Pacific Corporation				2,115,932
	Semiconductors & Equipment – 4.2%
93,502	Altera Corporation				1,640,960
106,522	Analog Devices, Inc.				2,052,679
255,895	Applied Materials, Inc.				2,750,871
139,340	Broadcom Corporation, Class A, (2)				2,784,013
899,268	Intel Corporation				13,533,983
28,351	Intersil Holding Corporation, Class A				326,037
77,758	Linear Technology Corporation				1,786,879
95,116	Marvell Technology Group Ltd., (2)				871,263
122,986	National Semiconductor Corporation				1,263,066
208,316	Texas Instruments Incorporated				3,439,297
133,338	Xilinx, Inc.				2,554,756
	Total Semiconductors & Equipment				33,003,804
	Software – 6.6%
339,233	Activision Blizzard Inc., (2)				3,548,377
194,887	Adobe Systems Incorporated, (2)				4,168,633
39,186	Akamai Technologies, Inc., (2)				760,208
83,579	Autodesk, Inc., (2)				1,404,963
1,346,990	Microsoft Corporation				24,744,205
746,647	Oracle Corporation				13,491,911
41,412	SAP AG, Sponsored ADR				1,461,429
89,065	VeriSign, Inc., (2)				1,680,657
	Total Software				51,260,383
	Specialty Retail – 1.8%
28,774	Abercrombie & Fitch Co., Class A				684,821
66,420	American Eagle Outfitters, Inc.				812,981
96,960	Best Buy Co., Inc.				3,680,602
71,688	CarMax, Inc., (2)				891,799
95,837	Gap, Inc.				1,244,923
147,896	Home Depot, Inc.				3,484,430
133,736	Limited Brands, Inc.				1,163,503
136,670	Lowe’s Companies, Inc.				2,494,228
	Total Specialty Retail				14,457,287
	Thrifts & Mortgage Finance – 0.3%
187,079	New York Community Bancorp, Inc.				2,089,672
2,011	Tree.com Inc., (2)				9,291
	Total Thrifts & Mortgage Finance				2,098,963
	Tobacco – 1.9%
198,523	Altria Group, Inc.				3,180,338
42,914	Lorillard Inc.				2,649,510
198,523	Philip Morris International				7,063,448
45,154	Reynolds American Inc.				1,618,319
	Total Tobacco				14,511,615
	Wireless Telecommunication Services – 0.5%
83,549	China Mobile Hong Kong Limited, Sponsored ADR				3,636,052
	Total Common Stocks (cost $983,722,629)				767,994,744
	Rights – 0.0%
4,897	HSBC Holdings PLC (5)				49,714
	Total Rights (cost $0)				49,714

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 9.1%
$70,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $70,790,257, collateralized by $47,235,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $72,212,868	0.100%	4/01/09		$70,790,060
	Total Short-Term Investments (cost $70,790,060)				70,790,060
	Total Investments (cost $1,054,512,689) – 107.3%				838,834,518

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (5.5)% (4)
(462)	Mini-NDX 100 Index	$(5,313,000)	4/18/09	$115	$(457,380)
(2,249)	Mini-NDX 100 Index	(26,988,000)	4/18/09	120	(1,400,003)
(2,266)	Mini-NDX 100 Index	(28,325,000)	4/18/09	125	(770,440)
(2,329)	Mini-NDX 100 Index	(29,112,500)	5/16/09	125	(1,420,690)
(125)	NASDAQ 100 Index	(14,375,000)	4/18/09	1,150	(1,238,125)
(196)	NASDAQ 100 Index	(23,520,000)	4/18/09	1,200	(1,223,040)
(218)	NASDAQ 100 Index	(27,250,000)	4/18/09	1,250	(747,740)
(148)	NASDAQ 100 Index	(18,500,000)	5/16/09	1,250	(902,060)
(199)	NASDAQ 100 Index	(23,880,000)	5/16/09	1,200	(1,765,130)
(867)	S&P 500 Index	(69,360,000)	4/18/09	800	(2,258,535)
(963)	S&P 500 Index	(79,447,500)	4/18/09	825	(1,454,130)
(737)	S&P 500 Index	(60,802,500)	5/16/09	825	(2,295,755)
(901)	S&P 500 Index	(67,575,000)	5/16/09	750	(6,644,875)
(937)	S&P 500 Index	(74,960,000)	5/16/09	800	(4,043,155)
(1,035)	S&P 500 Index	(80,212,500)	5/16/09	775	(5,935,725)
(679)	S&P 500 Index	(52,622,500)	6/20/09	775	(5,058,550)
(962)	S&P 500 Index	(76,960,000)	6/20/09	800	(5,517,070)
(15,273)	Total Call Options Written (premiums received $35,210,102)	(759,203,500)			(43,132,403)
	Other Assets Less Liabilities – (1.8)%				(13,846,363)
	Net Assets – 100%				$781,855,752

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

Level 1	Level 2	Level 3	Total
Investments	$838,784,804	$—	$49,714	$838,834,518
Call options written	(28,149,245)	(14,983,158)	—	(43,132,403)
Total	$810,635,559	$(14,983,158)	$49,714	$795,702,115

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	49,714
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$49,714

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Equity Price	Options	—	$—	Call options written, at value	$43,132,403

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments (excluding call options written) was $1,054,431,330.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 65,974,542
Depreciation	(281,571,354)

Net unrealized appreciation (depreciation) of investments	$ (215,596,812)

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.